SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash paid during the period for:
Interest	[1]		[1]
Income taxes, net		$ 9

[1]	Less than $1.